LIQUIDITY, CAPITAL RESOURCES, AND GOING CONCERN	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY, CAPITAL RESOURCES, AND GOING CONCERN

NOTE 2 – LIQUIDITY, CAPITAL RESOURCES, AND GOING CONCERN

These consolidated financial statements have been prepared on the basis that assumes the Company will continue as a going concern which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

During the nine months ended June 30, 2024, the COVID-19 pandemic did not have a material impact on our operating results. The Company has not observed any impairments of its assets or a significant change in the fair value of its assets due to the COVID-19 pandemic. At this time, it is not possible for the Company to predict the duration or magnitude of the adverse results of the outbreak and its effects on the Company’s business or results of operations, financial condition, or liquidity.

The Company evaluated whether there are any conditions and events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern over the next twelve months from the date of filing this report. The Company’s principal source of liquidity consists of existing cash and restricted cash of approximately $4.0 million as of June 30, 2024. During the nine months ended June 30, 2024, the Company used approximately $145.2 million of cash for operating activities. The net working capital deficit on June 30, 2024 amounted to approximately $59.0 million, or $10.4 million after excluding derivative and warrant liabilities, Series E Preferred Stock liability, ELOC commitment fees, and liabilities to issue stock that may be settled by issuing common stock, rather than cash. For the nine months ended June 30, 2024, the Company incurred a net loss of $327.0 million and, and as of June 30, 2024, our accumulated deficit was $2,143.3 million. There is substantial doubt about the Company’s ability to continue as a going concern because the cash on hand is insufficient to meet its working capital and capital expenditure requirements for a period of at least twelve months from the date of the filing of this Form 10-Q.

If the Company does not secure adequate funding to fulfill its current liabilities, it anticipates seeking bankruptcy protection in various jurisdictions within 30 days of publishing these financial statements. The Company is actively pursuing additional funds. However, there is no guarantee that the Company will be able to restructure its debts and/or secure the necessary financing on favorable terms.

NOTE 2 – LIQUIDITY, CAPITAL RESOURCES, AND GOING CONCERN

These consolidated financial statements have been prepared on the basis that assumes the Company will continue as a going concern which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

The Company’s principal source of liquidity consists of existing cash and restricted cash of approximately $155.7 million as of September 30, 2023. During the twelve months ended September 30, 2023, the Company used approximately $179.2 million of cash for operating activities. The net working capital on September 30, 2023 was positive and amounted to approximately $58.5 million, or approximately $133.3 million after excluding derivative liabilities and liabilities to issue stock that are supposed to be settled by issuing common stock without using cash. For the year ended September 30, 2023, the Company has incurred a net loss of $1,006.7 million and, as of September 30, 2023, our accumulated deficit was $1,862.2 million.

These factors raise substantial doubt as to the Company’s ability to continue as a going concern. The Company is evaluating strategies to obtain the required additional funding for future operations. These strategies may include, but are not limited to, obtaining equity financing, issuing debt, or entering other financing arrangements, and restructuring of operations to grow revenues and decrease expenses. However, given the impact of the economic downturn on the U.S. and global financial markets, the Company may be unable to access further equity or debt financing when needed. As such, there can be no assurance that the Company will be able to obtain additional liquidity when needed or under acceptable terms, if at all. Therefore, there can be no assurance that our plans will be successful in alleviating the substantial doubt about our ability to continue as a going concern. These financial statements do not include any adjustments that might result from the outcome of this uncertainties.

During the year ended September 30, 2023, the COVID-19 pandemic did not have a material impact on our operating results. The Company has not observed any impairments of its assets or a significant change in the fair value of its assets due to the COVID-19 pandemic. At this time, it is not possible for the Company to predict the duration or magnitude of the adverse results of the outbreak and its effects on the Company’s business or results of operations, financial condition, or liquidity.